Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
VAT payable	$ 37,534	$ 12,901
Foreign currency translation, description	The balance sheet amounts, with the exception of equity, on December 31, 2018 and 2017 were translated at 6.8785 RMB and 6.5067 RMB to $1.00, respectively. The equity accounts were stated at their historical rates. The average translation rates applied to statements of operations and comprehensive income (loss) accounts for the years ended December 31, 2018 and 2017 were 6.6199 RMB and 6.7563 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the periods and, therefore, amounts reported on the statement of cash flows would not necessarily agree with changes in the corresponding balances on the consolidated balance sheet. The transactions dominated in HKD are immaterial.
Business tax rate	3.00%
Underpayment of taxes	$ 100,000
Total expenses	11,903	8,841
Accrued contribution	$ 917	$ 774